Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of June 30,
	2025	2024
	USD	USD
Building	2,705,595	2,670,908
Leasehold improvements	1,510,193	963,936
Machinery and equipment	637,353	-
Transportation equipment	284,042	302,809
Office equipment and computers	199,362	1,105,814
Total	5,336,545	5,043,467
Less: accumulated depreciation	(1,614,991)	(1,443,921)
Less: accumulated impairment	(519,543)	-
Property and equipment, net	3,202,011	3,599,546